Summary of Significant Accounting Policies - Recently Issued Accounting Standards (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
New accounting pronouncements
Debt issuance costs, net	$ 11,322	$ 20,975	$ 27,227
ASU 2015-03 | Adjustment
New accounting pronouncements
Debt issuance costs, net		(20,975)
Long-term debt		$ (20,975)